UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4074

General New York Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/08

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

General New York
Municipal Bond Fund, Inc.

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for General New York Municipal Bond Fund, Inc., covering the six-month period from November 1, 2007, through April 30, 2008.

Although the U.S. economy has teetered on the brink of recession and the financial markets encountered heightened volatility due to an ongoing credit crisis over the reporting period, we recently have seen signs of potential improvement.The Federal Reserve Board’s aggressive easing of monetary policy and innovative measures to inject liquidity into the banking system appear to have reassured many investors and economists. At Dreyfus, we believe that the current economic downturn is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual and prolonged as financial deleveraging and housing price deflation continue to weigh on economic activity.

The implications of our economic outlook for the municipal bond market generally are positive. Losses incurred by bond insurers and lack of demand for auction-rate securities have created attractive values in many areas of the municipal bond market. Furthermore, some municipal funds currently offer favorable taxable-equivalent yields as compared to their taxable and U.S. Treasury counterparts.Your financial advisor can help you assess your tax and investment strategies, and take advantage of these opportunities within the context of your overall investment portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2007, through April 30, 2008, as provided by Monica S.Wieboldt, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2008, General New York Municipal Bond Fund achieved a total return of 0.74% .1 In comparison, the Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark — which does not reflect fees and expenses like a mutual fund and contains bonds from many states, not just New York —achieved a total return of 1.47% for the same period.2 In addition, the fund is reported in the Lipper New York Municipal Debt Funds category, and the average total return for all funds reported in this Lipper category was 0.15% for the reporting period.3

Despite a credit crisis in U.S. fixed-income markets, municipal bonds generally posted positive absolute returns during the reporting period as the Federal Reserve Board (the “Fed”) reduced short-term interest rates in an attempt to stimulate economic growth.The fund produced higher returns than its Lipper category average, as the fund’s relatively short average duration enabled it to participate more fully in the benefits of declining interest rates.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes.The fund will invest at least 65% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 35% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Credit Woes Spread to Municipal Bonds

The reporting period was a challenging one for municipal bond investors, as a credit crisis that began in the sub-prime mortgage market spread to other asset classes. Although municipal bonds have no direct exposure to sub-prime mortgages, several major bond insurers suffered massive losses in their mortgage-backed securities portfolios, causing investors to question the value of insurance on municipal bonds. In addition, the credit crisis created a lack of bidders for auction-rate securities, a segment of the broader municipal bond market.

In this environment, investors adopted more cautious attitudes toward risk, selling longer-term bonds in favor of U.S.Treasury securities and money market instruments. As a result, municipal bond yields rose over much of the reporting period, and at times were higher than those of comparable-maturity, taxable Treasuries. However, investors later appeared to recognize that municipal bonds offered attractive values, and a market rally ensued.

Municipal bonds also were influenced by the Fed’s aggressive actions, which reduced the federal funds rate from 4.75% to 2% during the reporting period. As short-term interest rates fell, so did shorter-term municipal bond yields, and yield differences widened substantially along the market’s maturity range.

Shorter-Term, Higher-Quality Holdings Supported Returns

Shorter-term holdings fared relatively well under these market conditions, as did higher-quality securities. In addition, the fund’s defensive positioning and neutral average duration helped support its returns as volatility was reintroduced to the market, and the extensive credit research performed by our analysts helped the fund avoid many of the problems that arose during the reporting period.The fund also received strong contributions from holdings for which funds have been put in escrow for early redemption. On the other hand, municipal bonds whose income is subject to the Alternative Minimum Tax underperformed, as did holdings carrying third-party insurance.

Maintaining a Cautious Approach

As of the reporting period’s end, the U.S. economy and business conditions for Wall Street firms remained weak, sparking concerns that New York state and city will suffer future budget shortfalls. In addition, the credit crisis has persisted, causing investors to remain risk-averse. Therefore, we have maintained the fund’s defensive investment posture, including a relatively short average duration and a focus on higher-quality securities.

May 15, 2008

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect through July 31, 2008, at which time it may extended, modified or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New York Municipal Bond Fund, Inc. from November 1, 2007 to April 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2008

Expenses paid per $1,000 †	$ 4.34
Ending value (after expenses)	$1,007.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2008

Expenses paid per $1,000 †	$ 4.37
Ending value (after expenses)	$1,020.54

† Expenses are equal to the fund’s annualized expense ratio of .87%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS April 30, 2008 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—95.7%	Rate (%)	Date	Amount ($)	Value ($)

New York—88.5%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/27	2,000,000	1,968,740
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/20	1,000,000	1,041,280
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic Facility)	5.00	10/1/30	2,000,000	2,017,180
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC)	5.00	2/15/47	2,000,000	1,957,260
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/29	1,370,000	1,286,896
Jefferson County Industrial
Development Agency, SWDR
(International Paper
Company Project)	5.20	12/1/20	2,000,000	1,827,380
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/19	1,375,000	1,428,102
Metropolitan Transportation
Authority, Revenue
(Insured; AMBAC)	5.50	11/15/18	4,000,000	4,311,240
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,220,000 [a]	1,314,904
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	2,780,000 [a]	3,022,861
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/31	1,500,000	1,512,420
Nassau County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Amsterdam at
Harborside Project)	6.50	1/1/27	1,500,000	1,459,575

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City	5.38	12/1/11	885,000 [a]	965,730
New York City	5.50	6/1/13	1,450,000 [a]	1,619,055
New York City	5.00	11/1/19	3,000,000	3,137,580
New York City	5.38	12/1/20	115,000	121,965
New York City	5.50	8/1/21	2,500,000	2,678,725
New York City	5.00	8/1/22	2,000,000	2,069,920
New York City	5.50	6/1/23	150,000	157,300
New York City	5.25	8/15/24	4,000,000	4,162,520
New York City Housing Development
Corporation, Capital Fund
Program Revenue (New York City
Housing Authority Program)
(Insured; FGIC)	5.00	7/1/25	1,200,000	1,217,244
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.25	12/1/36	1,000,000	825,700
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	3,500,000	3,494,470
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade
Center Project)	6.25	3/1/15	2,000,000	2,023,180
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	1,000,000	982,110
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,500,000	1,501,470
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. Project)	6.90	8/1/24	1,000,000	763,390

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	1,000,000	1,042,450
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	3,000,000	3,046,620
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	3,000,000	3,122,040
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/25	1,000,000	1,039,280
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/36	2,000,000	2,035,180
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	6.00	5/15/10	2,240,000 [a]	2,425,270
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/22	4,000,000	4,191,000
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/25	2,360,000	2,458,837
New York Liberty Development
Corporation, Revenue (National
Sports Museum Project)	6.13	2/15/19	1,500,000	1,445,430
New York State Dormitory Authority,
Catholic Health Services of Long
Island Obligated Group Revenue
(Saint Francis Hospital Project)	5.00	7/1/21	3,000,000	3,021,960
New York State Dormitory Authority,
FHA-Insured Mortgage HR (The
Long Island College Hospital)	6.00	8/15/15	2,360,000	2,507,925
New York State Dormitory Authority,
FHA-Insured Mortgage HR (The
New York and Presbyterian
Hospital) (Insured; FSA)	5.25	8/15/27	1,505,000	1,560,309

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000	1,038,560
New York State Dormitory
Authority, Insured Revenue
(Manhattan College)
(Insured; Radian)	5.50	7/1/16	2,000,000	2,140,260
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; AMBAC)	5.00	7/1/32	2,000,000	2,027,780
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	1,475,000 [a]	1,603,576
New York State Dormitory
Authority, Revenue
(Columbia University)	5.13	7/1/21	3,630,000	3,822,281
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/31	2,000,000	2,067,600
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/38	1,250,000	1,293,250
New York State Dormitory
Authority, Revenue (Consolidated
City University System)	5.63	7/1/16	2,500,000	2,771,575
New York State Dormitory
Authority, Revenue (Consolidated
City University System)	5.75	7/1/18	2,500,000	2,818,975
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FGIC)	5.75	7/1/16	2,000,000	2,103,180
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	1,290,000	1,456,423
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/24	3,000,000	3,145,320

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/35	2,500,000	2,562,175
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/35	1,500,000	1,528,095
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	845,000	859,382
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured; XLCA)	5.79	2/15/31	825,000 [b]	825,000
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	1,475,000	1,535,091
New York State Dormitory
Authority, Revenue (Mount Sinai
NYU Health Obligated Group)	5.50	7/1/26	2,000,000	2,000,080
New York State Dormitory
Authority, Revenue (Mount Sinai
NYU Health Obligated Group)	5.50	7/1/26	500,000	500,020
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/33	2,000,000	1,900,800
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000	4,196,693
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	3,000,000	3,034,020
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.25	7/1/24	1,000,000	965,070
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.00	7/1/26	1,500,000	1,373,280

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,500,000 [c]	1,498,290
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.88	5/15/17	2,060,000	2,318,963
New York State Dormitory
Authority, Revenue (University
of Rochester)	5.00	7/1/34	4,000,000	4,048,200
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)	5.50	7/1/23	1,825,000	1,851,043
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	1,000,000 [a]	1,107,080
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/23	2,500,000	2,642,975
New York State Energy Research and
Development Authority, Gas
Facilities Revenue (The Brooklyn
Union Gas Company Project)	6.37	4/1/20	5,000,000	5,110,250
New York State Housing Finance
Agency, MFHR (Kensico
Terrace Apartments)
(Collateralized; SONYMA)	4.95	2/15/38	1,000,000	922,520
New York State Housing Finance
Agency, Revenue (Fairway Manor
Apartments and LooseStrife
Fields Apartments)
(Collateralized; FHA)	6.75	11/15/36	20,000	20,320
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/26	2,000,000	2,012,300
New York State Power Authority,
Revenue	5.00	11/15/12	1,500,000 [a]	1,634,115
New York State Thruway
Authority, General Revenue
(Insured; FGIC)	5.00	1/1/27	2,000,000	2,079,180

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FGIC)	5.50	4/1/11	1,225,000 [a]	1,335,764
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	3,000,000	3,136,020
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	4,500,000	4,801,185
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	3,000,000	3,160,170
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	2,000,000	2,126,180
New York State Urban Development
Corporation, Correctional
Facilities Revenue	5.50	1/1/14	3,000,000	3,259,020
New York State Urban Development
Corporation, Correctional
Facilities Revenue (Insured; FSA)	5.50	1/1/14	3,000,000	3,249,630
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC)	5.50	3/15/13	3,000,000 [a]	3,338,130
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Company LLC
Project) (Guaranteed; SONYMA)	5.65	8/1/20	25,000	25,399
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Company LLC
Project) (Guaranteed; SONYMA)	5.75	2/1/32	1,535,000	1,565,255
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.55	11/15/15	1,500,000	1,481,265

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; FSA)	6.00	5/15/15	2,260,000	2,498,611
Onondaga County Industrial
Development Agency, Sewage
Facilities Revenue (Bristol-Meyers
Squibb Company Project)	5.75	3/1/24	4,000,000	4,239,560
Orange County Industrial
Development Agency, Life Care
Community Revenue
(Glenn Arden Inc. Project)	5.63	1/1/18	1,000,000	958,200
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/23	3,000,000	3,144,390
Port Authority of New York and New
Jersey, Special Project Bonds (JFK
International Air Terminal LLC
Project) (Insured; MBIA)	6.25	12/1/13	5,000,000	5,457,600
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	1,000,000	1,022,950
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	1,000,000	1,019,710
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000	2,341,089
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue
Bonds (State Contingency
Contract Secured)	5.50	6/1/21	3,000,000	3,135,450
Triborough Bridge and Tunnel
Authority, General
Purpose Revenue	5.50	1/1/22	2,000,000 [a]	2,249,960

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(Insured; MBIA)	5.00	11/15/32	3,000,000	3,029,040
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000	1,868,200
U.S. Related—7.2%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	2,695,000 [a]	2,851,499
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	1,000,000	972,160
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Senior Lien)	6.00	7/1/38	2,000,000	2,095,980
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Senior
Lien) (Insured; Assured Guaranty)	5.00	7/1/28	1,000,000	1,026,410
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/16	1,865,000 [a]	2,094,358
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.63	7/1/10	3,000,000 [a]	3,234,030
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.75	7/1/10	2,420,000 [a]	2,615,149
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/46	1,500,000	1,405,605
Virgin Islands Water and Power
Authority, Electric System
Subordinated Revenue	5.00	7/1/26	700,000	685,230
Total Long-Term
Municipal Investments
(cost $220,786,136)				225,001,419

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—2.9%	Rate (%)	Date	Amount ($)	Value ($)

New York;
New York City
(Insured; MBIA and LOC;
Landesbank Hessen-Thuringen
Girozentrale)	2.60	5/1/08	1,000,000 [d]	1,000,000
New York City
(LOC; Bank of America)	2.50	5/1/08	3,600,000 [d]	3,600,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; DEPFA
Bank PLC)	2.28	5/1/08	1,300,000 [d]	1,300,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	2.40	5/1/08	1,000,000 [d]	1,000,000
Total Short-Term Municipal Investments
(cost $6,900,000)				6,900,000

Total Investments (cost $227,686,136)			98.6%	231,901,419
Cash and Receivables (Net)			1.4%	3,196,998
Net Assets			100.0%	235,098,417

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Variable rate security—interest rate subject to periodic change.
[c] Purchased on a delayed delivery basis.
[d] Securities payable on demand.Variable interest rate—subject to periodic change.

16

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

AAA		Aaa		AAA	41.6
AA		Aa		AA	26.9
A		A		A	12.0
BBB		Baa		BBB	10.6
BB		Ba		BB	1.4
B		B		B	1.4
F1		MIG1/P1		SP1/A1	3.0
Not Rated [e]		Not Rated [e]		Not Rated [e]	3.1
					100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES April 30, 2008 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	227,686,136	231,901,419
Cash		780,785
Interest receivable		3,534,692
Receivable for investment securities sold		600,000
Receivable for shares of Common Stock subscribed		1,232
Prepaid expenses		9,886
		236,828,014

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		163,209
Payable for investment securities purchased		1,469,175
Payable for shares of Common Stock redeemed		49,978
Accrued expenses		47,235
		1,729,597

Net Assets ($)		235,098,417

Composition of Net Assets ($):
Paid-in capital		231,543,096
Accumulated undistributed investment income—net		609
Accumulated net realized gain (loss) on investments		(660,571)
Accumulated net unrealized appreciation
(depreciation) on investments		4,215,283

Net Assets ($)		235,098,417

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		12,522,216
Net Asset Value, offering and redemption price per share—Note 3(d) ($)		18.77

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS Six Months Ended April 30, 2008 (Unaudited)
Investment Income ($):
Interest Income	5,739,453
Expenses:
Management fee—Note 3(a)	714,335
Service plan and prospectus fees—Note 3(b)	242,021
Shareholder servicing costs—Note 3(b)	59,160
Interest and expense related to
floating rate notes issued—Note 4	32,962
Professional fees	30,877
Custodian fees—Note 3(b)	13,603
Registration fees	6,353
Shareholders’ reports	6,030
Directors’ fees and expenses—Note 3(c)	5,807
Loan commitment fees—Note 2	1,192
Miscellaneous	18,220
Total Expenses	1,130,560
Less—reduction in management fee
due to undertaking—Note 3(a)	(78,777)
Less—reduction in fees due to
earnings credits—Note 1(b)	(12,035)
Net Expenses	1,039,748
Investment Income—Net	4,699,705

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(576,825)
Net unrealized appreciation (depreciation) on investments	(2,281,068)
Net Realized and Unrealized Gain (Loss) on Investments	(2,857,893)
Net Increase in Net Assets Resulting from Operations	1,841,812

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007

Operations ($):
Investment income—net	4,699,705	9,751,198
Net realized gain (loss) on investments	(576,825)	405,303
Net unrealized appreciation
(depreciation) on investments	(2,281,068)	(5,458,843)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,841,812	4,697,658

Dividends to Shareholders from ($):
Investment income—net	(4,699,096)	(9,742,912)
Net realized gain on investments	(459,857)	(982,816)
Total Dividends	(5,158,953)	(10,725,728)

Capital Stock Transactions ($):
Net proceeds from shares sold	6,650,890	17,840,830
Dividends reinvested	3,808,936	7,947,877
Cost of shares redeemed	(16,804,382)	(32,187,126)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(6,344,556)	(6,398,419)
Total Increase (Decrease) in Net Assets	(9,661,697)	(12,426,489)

Net Assets ($):
Beginning of Period	244,760,114	257,186,603
End of Period	235,098,417	244,760,114
Undistributed investment income—net	609	—

Capital Share Transactions (Shares):
Shares sold	350,631	930,962
Shares issued for dividends reinvested	202,122	413,643
Shares redeemed	(882,533)	(1,674,355)
Net Increase (Decrease) in Shares Outstanding	(329,780)	(329,750)

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2008			Year Ended October 31,

	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	19.04	19.51	19.45	20.01	19.97	20.26
Investment Operations:
Investment income—net [a]	.37	.75	.76	.76	.79	.85
Net realized and unrealized
gain (loss) on investments	(.23)	(.39)	.29	(.56)	.17	(.10)
Total from Investment Operations	.14	.36	1.05	.20	.96	.75
Distributions:
Dividends from
investment income—net	(.37)	(.75)	(.75)	(.76)	(.79)	(.85)
Dividends from net realized
gain on investments	(.04)	(.08)	(.24)	(.00)[b]	(.13)	(.19)
Total Distributions	(.41)	(.83)	(.99)	(.76)	(.92)	(1.04)
Net asset value, end of period	18.77	19.04	19.51	19.45	20.01	19.97

Total Return (%)	.74[c]	1.87	5.59	1.01	4.90	3.77

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[d]	.94	.93	.92	.96	.95
Ratio of net expenses
to average net assets	.87[d]	.88	.88	.92[e]	.95	.95
Ratio of net investment income
to average net assets	3.95[d]	3.91	3.92	3.82	3.99	4.22
Portfolio Turnover Rate	14.34[c]	16.85	25.29	42.18	21.48	31.28

Net Assets, end of period
($ x 1,000)	235,098	244,760	257,187	275,856	309,664	317,851

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Not annualized.
[d]	Annualized.
[e]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General New York Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment com-pany.The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as investment adviser.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with incomes tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended April 30, 2008.

Each of the tax years in the three-year period ended October 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2007 was as follows: tax exempt income $9,742,912 and long-term capital gains $982,816.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2008, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Agreement provides that if in any full year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from the payments to be made to the Manager, or the Manager will bear such excess expense. The Dreyfus Corporation has undertaken, until July 31, 2008, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses, and commitment fees on borrowings) do not exceed .85%.The reduction in management fee, pursuant to the undertaking, amounted to $78,777 during the period ended April 30, 2008.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing the fund’s shares, for servicing shareholder accounts, (“Servicing”) and for advertising and marketing relating to the fund.The Plan provides payments to be made at an aggregate annual rate of .20% of the value of the fund’s average daily net assets.The Distributor determines the amounts, if any, to be paid to Service Agents (a securities dealer, financial institution or other industry professional) under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred.The Plan also separately provides for the fund to bear the costs of preparing, printing and distributing certain of the fund’s prospectuses and statements of additional information and costs associated with implementing and operating the Plan, such aggregate amount not to exceed the greater of $100,000 or .005% of the value of the fund’s average daily net assets for any full fiscal year. During the period ended April 30, 2008, the fund was charged $242,021 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2008, the fund was charged $35,393 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2008, the fund was charged $2,827 pursuant to the cash management agreement.

The fund compensates The Bank of New York under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2008, the fund was charged $13,603 pursuant to the custody agreement.

During the period ended April 30, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to the Dreyfus Corporation and affiliates” consist of: management fees $115,602, Rule 12b-1 distribution plan fees $38,534, custody fees $7,777, chief compliance officer fees $1,880 and transfer agency per account fees $12,000, which are offset against an expense reimbursement currently in effect in the amount of $12,584.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) Prior to December 1, 2007, a .10% redemption fee was charged and retained by the fund on certain shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. From November 1, 2007 through November 30, 2007, there were no redemption fees charged and retained by the fund. Effective December 1, 2007, the fund discontinued the redemption fee on shares.The fund reserves the right to reimpose a redemption fee in the future.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2008, amounted to $33,382,837 and $38,308,236, respectively.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities. At April 30, 2008, there were no floating rate notes outstanding.

At April 30, 2008, accumulated net unrealized appreciation on investments was $4,215,283, consisting of $6,680,366 gross unrealized appreciation and $2,465,083 gross unrealized depreciation.

At April 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 29

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Bond Fund, Inc.
By:	/s/ J. David Officer
J. David Officer,
President

Date:	June 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	June 18, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 18, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)